Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Schedule of reconciliation of liabilities arising from financing activities
The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

	Lease liabilities	Trade financing	Preference shares liabilities	Total
	(note 24)	(note 25(a))	(note 26)
Balance at January 1, 2022	$5,267,210	$—	$486,404,770	$491,671,980
Changes from financing cash flows:
Capital element of lease rentals paid	(1,834,272)	—	—	(1,834,272)
Interest element of lease rentals paid	(244,085)	—	—	(244,085)
Interest paid	—	(172,978)	—	(172,978)
Proceeds from trade financing	—	21,677,075	—	21,677,075
Repayment of trade financing	—	(21,677,075)	—	(21,677,075)
Total changes from financing cash flows	(2,078,357)	(172,978)	—	(2,251,335)
Other changes:
Increase in lease liabilities from entering into new leases	833,538	—	—	833,538
Interest expenses (notes 7(a)(ii) and 10(a))	244,085	172,978	—	417,063
Changes in the carrying amount of preference shares liabilities (note 26)	—	—	3,752,758	3,752,758
Additions from acquisition (note 34(C))	2,379,687	—	—	2,379,687
Fair value loss on preference shares liabilities (note 26)	—	—	60,091,353	60,091,353
Reclassification to share premium (note 26)	—	—	(550,248,881)	(550,248,881)
Total other changes	3,457,310	172,978	(486,404,770)	(482,774,482)
Balance at December 31, 2022 and January 1, 2023	6,646,163	—	—	6,646,163
Changes from financing cash flows:
Capital element of lease rentals paid	(3,234,883)	—	—	(3,234,883)
Interest element of lease rentals paid	(241,497)	—	—	(241,497)
Total changes from financing cash flows	(3,476,380)	—	—	(3,476,380)
Other changes:
Increase in lease liabilities from entering into new leases	196,626	—	—	196,626
Lease modification	(1,238,518)	—	—	(1,238,518)
Interest expenses (notes 7(a)(ii) and 10(a))	241,497	—	—	241,497
Total other changes	(800,395)	—	—	(800,395)
Balance at December 31, 2023	$2,369,388	$—	$—	$2,369,388